ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.            ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses are the following:

	December 31,	December 31,	December 31,
	2012	2011	2010
Accounts payable	$8,185,565	$11,387,293	$7,099,240
Accrued expenses	342,781	2,661,364	256,804
Accrued warranty cost	154,155	154,162	146,673
Total	$8,682,501	$14,202,819	$7,502,717

The Company’s equipment are typically sold with one year warranty from the date of sales against defects in materials. Warranty cost is accrued as revenue is recognized. Cost of warranties is estimated based on the Company’s experience in recent years. Actual warranty costs when incurred are charged against accrued warranty liability. The Company did not accrue warranty expense during the year ended December 31, 2012, 2011, and 2010 as their accrued warranty of $154,155, $154,162 and $146,673 were adequate to compensate for expected future warranty costs as of those respective dates.